CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Series A Preferred Stock [Member] CNY (¥)	Series B Preferred Stock [Member] CNY (¥)	Series C1 Preferred Stock [Member] CNY (¥)	Series C2 Preferred Stock [Member] CNY (¥)	Series D Preferred Stock [Member] CNY (¥)	Ordinary shares [Member] Class A Ordinary Shares [Member] CNY (¥) shares	Ordinary shares [Member] Series A Preferred Stock [Member] Class A Ordinary Shares [Member] CNY (¥) shares	Ordinary shares [Member] Series B Preferred Stock [Member] Class A Ordinary Shares [Member] CNY (¥) shares	Ordinary shares [Member] Series C1 Preferred Stock [Member] Class A Ordinary Shares [Member] CNY (¥) shares	Ordinary shares [Member] Series C2 Preferred Stock [Member] Class A Ordinary Shares [Member] CNY (¥) shares	Ordinary shares [Member] Series D Preferred Stock [Member] Class A Ordinary Shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] Series A Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series B Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series C1 Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series C2 Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] Series D Preferred Stock [Member] CNY (¥)	Subscription receivables [Member] CNY (¥)	Subscription receivables [Member] Series A Preferred Stock [Member] CNY (¥)	Subscription receivables [Member] Series B Preferred Stock [Member] CNY (¥)	Subscription receivables [Member] Series C1 Preferred Stock [Member] CNY (¥)	Subscription receivables [Member] Series C2 Preferred Stock [Member] CNY (¥)	Subscription receivables [Member] Series D Preferred Stock [Member] CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit Series A Preferred Stock [Member] CNY (¥)	Accumulated deficit Series B Preferred Stock [Member] CNY (¥)	Accumulated deficit Series C1 Preferred Stock [Member] CNY (¥)	Accumulated deficit Series C2 Preferred Stock [Member] CNY (¥)	Accumulated deficit Series D Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Series A Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Series B Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Series C1 Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Series C2 Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Series D Preferred Stock [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] Series A Preferred Stock [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] Series B Preferred Stock [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] Series C1 Preferred Stock [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] Series C2 Preferred Stock [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] Series D Preferred Stock [Member] CNY (¥)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] Series A Preferred Stock [Member] CNY (¥)	Noncontrolling interests [Member] Series B Preferred Stock [Member] CNY (¥)	Noncontrolling interests [Member] Series C1 Preferred Stock [Member] CNY (¥)	Noncontrolling interests [Member] Series C2 Preferred Stock [Member] CNY (¥)	Noncontrolling interests [Member] Series D Preferred Stock [Member] CNY (¥)
Beginning balance at Dec. 31, 2013	¥ (232,375)							¥ 18												¥ (18)						¥ (232,330)						¥ (45)						¥ (232,375)
Beginning balance, shares at Dec. 31, 2013 | shares								29,983,883
Net income (loss)	(59,814)																									(59,814)												(59,814)
Repurchase of ordinary shares (Note 11)	¥ (20,963)							¥ (1)												1						(20,963)												(20,963)
Repurchase of ordinary shares (Note 11), shares | shares	(1,925,063)	(1,925,063)						(1,925,063)
Payment of ordinary shares	¥ 17																			17																		17
Deemed dividend from issuance of preferred share series C2 (Note 16)	(16,666)					¥ (16,666)												¥ (3,039)												¥ (13,627)												¥ (16,666)
Share-based compensation	84,963													84,963																								84,963
Consolidation of VIE	529													1,000												(471)												529
Change in redemption value of convertible redeemable preferred shares	(79,169)		¥ 6,214	¥ 21,943	¥ 46,328		¥ 4,684							(79,169)																								(79,169)
Foreign currency translation adjustment	1,249																															1,249						1,249
Ending balance at Dec. 31, 2014	(322,229)							¥ 17						3,755												(327,205)						1,204						(322,229)
Ending balance, shares at Dec. 31, 2014 | shares								28,058,820
Net income (loss)	22,621																									22,621												22,621
Repurchase of ordinary shares (Note 11)	(13,958)							¥ (1)						(13,957)																								(13,958)
Repurchase of ordinary shares (Note 11), shares | shares								(803,811)
Deemed dividend from issuance of preferred share series C2 (Note 16)
Share-based compensation	25,195													25,195																								25,195
Conversion of preferred shares into class A ordinary shares upon IPO			57,572	208,082	367,629	37,630	155,704		¥ 12	¥ 16	¥ 18	¥ 1	¥ 5		¥ 57,560	¥ 208,066	¥ 367,611	¥ 37,629	¥ 155,699																				¥ 57,572	¥ 208,082	¥ 367,629	¥ 37,630	¥ 155,704
Conversion of preferred shares into class A ordinary shares upon IPO, shares | shares									19,622,241	26,532,203	29,056,332	1,925,063	7,504,324
Exercise of share options	¥ 161							¥ 1						160																								161
Exercise of share options, shares | shares	1,626,197	1,626,197						1,626,197
Change in redemption value of convertible redeemable preferred shares	¥ (25,332)		¥ 1,648	¥ 5,957	¥ 12,453		¥ 5,274							(9,417)												(15,915)												(25,332)
Issuance of ordinary shares	¥ 703,388							¥ 24						703,364																								703,388
Issuance of ordinary shares, shares | shares	37,950,000	37,950,000						37,950,000
Foreign currency translation adjustment	¥ 18,008																															18,008						18,008
Ending balance at Dec. 31, 2015	1,234,471							¥ 93						1,535,665												(320,499)						19,212						1,234,471
Ending balance, shares at Dec. 31, 2015 | shares								151,471,369
Net income (loss)	85,424	$ 12,303																								86,633												86,633						(1,209)
Repurchase of ordinary shares (Note 11)	(50,842)							¥ (3)						(50,839)																								(50,842)
Repurchase of ordinary shares (Note 11), shares | shares								(3,603,642)
Deemed dividend from issuance of preferred share series C2 (Note 16)
Share-based compensation	34,185													34,185																								34,185
Exercise of share options	¥ 3,943							¥ 4						3,939																								3,943
Exercise of share options, shares | shares	2,544,255	2,544,255						2,544,255
Change in redemption value of convertible redeemable preferred shares
Issuance of ordinary shares	¥ 231,017							¥ 6						231,011																								231,017
Issuance of ordinary shares, shares | shares	9,000,000	9,000,000						9,000,000
Additional capital contribution from shareholders (Note 13)	¥ 7,469													7,469																								7,469
Contribution from noncontrolling interest holder	14,063																																											14,063
Deconsolidation of Shanghai Baozun-CJ E-Commerce Co., Ltd ("Baozun CJ") (Note 8)	(12,854)																																											(12,854)
Foreign currency translation adjustment	25,136	$ 3,620																														25,136						25,136
Ending balance at Dec. 31, 2016	¥ 1,572,012	$ 226,416						¥ 100						¥ 1,761,430												¥ (233,866)						¥ 44,348						¥ 1,572,012
Ending balance, shares at Dec. 31, 2016 | shares								159,411,982